OWC Pharmaceutical Research Corp. - Consolidated Statements Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Consolidated Statements Comprehensive Loss
Net loss	(5,070,673)	(318,310)
Foreign currency translation adjustments	$ 6,485	$ 0
Total other comprehensive income, net of tax	6,485	0
Comprehensive loss	(5,064,188)	(318,310)